COMMITMENTS AND CONTINGENCIES - Contingency (Details) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Apr. 13, 2023 USD ($)	Oct. 26, 2021 USD ($)	May 31, 2020 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 06, 2020 entity	Apr. 02, 2020 USD ($)
COMMITMENTS AND CONTINGENCIES
Provision for equity litigants settlement				¥ 92,192	$ 12,985	¥ 279,967	¥ 155,314
Payable for equity litigants settlement				116,314		33,796				$ 16,382
Fabrication of Transactions
COMMITMENTS AND CONTINGENCIES
Sought value for losses from Company	$ 145,800
Asserted losses														$ 325,000
U.S. Opt Out Claims
COMMITMENTS AND CONTINGENCIES
Settlement amount		$ 175,000
U.S. Department of Justice Investigation
COMMITMENTS AND CONTINGENCIES
Liability or loss recognized at the end of year										0	$ 0
U.S. Securities Litigation
COMMITMENTS AND CONTINGENCIES
Provision for equity litigants settlement								¥ 1,226,100	$ 187,500
Additional equity litigation provision				92,200		280,000	¥ 155,300			12,600	41,900	$ 24,400
Payable for equity litigants settlement				¥ 116,300		¥ 33,800				16,400	4,900
Ministry of Finance Investigation
COMMITMENTS AND CONTINGENCIES
Liability or loss recognized at the end of year										$ 0	$ 0
Number of entities of the Group | entity													2
Cayman Bondholder Action
COMMITMENTS AND CONTINGENCIES
Sought value for losses from Company			$ 155,000